ALPHA ANALYTICS
                                ---------------
                                INVESTMENT TRUST
                                ----------------








                      ALPHA ANALYTICS SMALL CAP QUANT FUND

                           ALPHA ANALYTICS VALUE FUND




                                 ANNUAL REPORT
                                 JULY 31, 1999

August 31, 1999

Dear Fellow Shareholders:

Welcome to the Alpha Analytics Mutual Fund family. The funds became active in late December, 1998, and the first stocks were bought in early January. This report covers the period from inception until July 31, 1999-- about 7 months. Launching the mutual funds was a long, drawn out-process, and we are glad we have moved from planning to implementation.

Investment money should be patient money, and our time horizon is measured in years, not in months. When we were thinking about what kinds of mutual funds to offer, we investigated which investment styles work well over the long term. Numerous studies show that over a long time horizon a value orientation does better than a growth orientation, and small cap stocks do better than large cap stocks. We decided to initially offer two mutual funds exploiting strategies, and allowing our shareholders to diversify between two portfolios, if they should desire. As you will read in the remaining part of this letter, the actual performance of the two funds has dramatically demonstrated the importance of diversification of your investment assets.

The Alpha Analytics Value Fund focuses on mid- and large-cap companies which we believe are undervalued based on price/earnings, price/sales, book/market and other value measures. This fund is sub-advised by Cambiar Investors, who have had 25 years experience managing money. This fund has done well year-to-date, returning 19.20% net of fees from inception through July 31, 1999. This places it in the top 2% of Large-Cap Value funds in the Morningstar database for this period. For comparison, the Russell 1000/Value Index returned 9.56%, and the S&P500 returned 8.87% for the period December 31, 1998-July 31, 1999. The average Large Cap Value fund returned 7.21% for this period.

The assets in the Alpha Analytics Value Fund have increased from about $540 thousand in the beginning of January to about $2.4 million on July 31, 1999.

The Alpha Analytics Small Cap Quant fund focuses on companies with market capitalizations between $75 million and $1.5 billion. It uses a quantitative model to pick a portfolio of stocks which we believe should increase in price in the next 12 months based on our proprietary model. This model has both value and growth characteristics. This fund started at a time when both small cap stocks and value stocks were out of favor and its record reflects this. In part because of this, the NAV of the Quant fund declined steadily during its first three months. On March 31, 1999, the Quant fund was down 23%, and it reached its lowest point a few days later. Since then the fund has been recovering nicely, although the NAV is still lower than when it began. At the end of the fiscal year, July 31, 1999, the Quant fund was down 11.40%. This places it in the bottom 2% of Small Cap Blend funds in the Morningstar database for this period. For comparison, the Russell 2000 Index returned 6.29% and the S&P Small Cap 600 4.1%. Much of the return in these larger indices was driven by a few Internet and "dot-com" stocks. In spite of the disappointments of the first quarter of this year, we remain committed to a disciplined, quantitative approach to investing.

The assets in the Quant fund increased from about $540 thousand in the beginning of January to close to $997 thousand on July 31, 1999.

As a mutual fund company, we leave the asset allocation decisions to our shareholders. This has two consequences. We are committed to maintaining the style and market capitalization of our mutual funds. Secondly, our goal is to be fully invested (subject to prudent management of funds both inbound and outbound) at all times. In pursuit of this policy at the end of the fiscal year, the Small Cap Quant Fund was 99.9% invested, while the Value fund was 82.3% invested. We expect the Value Fund to become fully invested in the coming year.

I started out this letter by addressing you as "Fellow Shareholders". I own substantial shares in both funds. We invest this money like our own because in fact our own money is invested along side yours.

Thanks again for choosing Alpha Analytics Investment Funds as one of your investment vehicles. Don't let short term market volatility knock you off your long-term investment plans. In investing patience has its rewards.


Best regards

/S/ ROBERT E. GIPSON
--------------------
Robert E. Gipson
President

                              ALPHA ANALYTIC FUNDS
                            ALPHA ANALYTIC VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                  July 31, 1999

                                                                      MARKET
    SHARES                                                             VALUE
----------------                                                   -------------

COMMON STOCKS - 82.84%
AUTOMOBILES - 1.00%
          2,000   Volkswagen AG-Sponsored ADR..................    $      23,974
                                                                   -------------
APPAREL MANUFACTURERS - 2.20%
          2,000   Warnaco Group, Inc...........................           52,375
                                                                   -------------
BANKING - 3.18%
            800   Bank One Corporation.........................           43,650
            700   First Union Corporation......................           32,200
                                                                   -------------
                                                                          75,850
                                                                   -------------
BASIC MATERIALS - 2.28%
          2,200   DeBeers Consolidated Mines ADR...............           54,450
                                                                   -------------
COMMERCIAL SERVICES - 8.02%
          1,000   Equifax, Inc.................................           32,875
          2,500   First Data Corporation.......................          123,906
          1,500   Manpower, Inc................................           34,688
                                                                   -------------
                                                                         191,469
                                                                   -------------
COMPUTER AND RELATED - 22.89%
          2,700+  3Com Corporation.............................           65,137
            250+  Chemdex Corporation..........................            7,500
            600   Electronic Data Systems Corporation..........           36,188
          2,000+  J.D. Edwards & Company.......................           30,250
          1,500+  Newbridge Networks Corporation...............           39,844
          5,000+  Novell, Inc..................................          128,750
          4,000+  Oracle Corporation...........................          152,250
          1,100+  Silicon Graphics, Inc........................           19,456
          2,200+  Symantec Corporation.........................           66,550
                                                                   -------------
                                                                         545,925
                                                                   -------------
CONSUMER SERVICES - 1.25%
          2,400   Stewart Enterprises, Inc, Class A............           29,850
                                                                   -------------
ELECTRICAL EQUIPMENT - 2.73%
            644   Knoninklijke Philips Electronics N.V.........           65,124
                                                                   -------------
FINANCIAL SERVICES - 4.08%
          1,011   ING Groep N.V. Sponsored ADR................            51,435
            800   MBIA, Inc....................................           45,800
                                                                   -------------
                                                                          97,235
                                                                   -------------
INSURANCE - 4.42%
          2,000   Allstate Corporation.........................           71,000
          1,100   Everest Reinsurance Holdings, Inc............           34,375
                                                                   -------------
                                                                         105,375
                                                                   -------------
MANUFACTURING - 4.15%
          2,500 + Owens-Illinois, Inc..........................           62,344
          1,100   Trinity Industries, Inc......................           36,575
                                                                   -------------
                                                                          98,919
                                                                   -------------

                              ALPHA ANALYTIC FUNDS
                            ALPHA ANALYTIC VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                  July 31, 1999
                                   (Continued)
                                                                      MARKET
    Shares                                                             VALUE
----------------                                                   -------------


MEDIA AND ENTERTAINMENT - 4.50%
          1,500 + CBS Corporation..............................           65,906
          1,500 + Infinity Broadcating Corporation ............           41,344
                                                                   -------------
                                                                         107,250
                                                                   -------------
MEDICAL AND RELATED - 1.66%
            700 + Genzyme Corporation .........................           39,594
                                                                   -------------
OIL ENERGY AND NATURAL GAS - 2.54%
          1,000   Schlumbeger Limited .........................           60,562
                                                                   -------------
PHARMACEUTICALS - 4.79%
          2,000 + Elan Corporation PLC Sponsored ADR ..........           58,125
            700   Novo-Nordisk, A/S Sponsored ADR .............           38,850
            500 + Watson Pharmaceuticals, Inc. ................           17,219
                                                                   -------------
                                                                         114,194
                                                                   -------------
RETAIL - 8.62%
          2,100 + Borders Group, Inc....................                  27,825
          3,000   CKE Restaurants, Inc..................                  42,000
            800   Limited, Inc..........................                  36,550
          1,200 + Neiman Marcus Group, Inc..............                  30,000
          3,700 + Office Depot, Inc.....................                  69,375
                                                                   -------------
                                                                         205,750
                                                                   -------------
TELECOMMUNICATIONS - 3.05%
          2,000   COMSAT Corporation....................                  72,750
                                                                   -------------
TRANSPORTATION - 1.48%
          1,500   Ryder System, Inc.....................                  35,344
                                                                   -------------

                  TOTAL COMMON STOCK
                  (Cost $1,839,869)                                    1,975,990
                                                                   -------------

SHORT TERM INVESTMENTS - 4.49%
        107,000   Firstar Treasury Fund.................
                  (Cost $107,000)                                        107,000
                                                                   -------------



                  TOTAL INVESTMENTS
                  (Cost $1,946,869)..................... 87.33%        2,082,990

                  Other assets in excess of liabilities  12.67%          302,259
                                                        -------    -------------

                  TOTAL NET ASSETS......................100.00%    $   2,385,249
                                                        =======    =============

                              ALPHA ANALYTIC FUNDS
                            ALPHA ANALYTIC VALUE FUND
                             SCHEDULE OF INVESTMENTS
                                  July 31, 1999
                                   (Continued)

(1) Federal Tax Information: At July 31, 1999 the net unrealized appreciation based on cost for Federal Income tax purposes of
    $1,946,869 was as follows:
    Aggregate gross unrealized appreciation for all investments for
    which there was an excess of value over cost...................   $ 256,330
    Aggregate gross unrealized depreciation for all investments for
    which there was an excess of cost over value...................    (120,209)
                                                                   -------------

    Net unrealized appreciation....................................   $  136,121
                                                                   =============

+   Non-income producing security



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                              ALPHA ANALYTIC FUNDS
                       ALPHA ANALYTIC SMALL CAP QUANT FUND
                             SCHEDULE OF INVESTMENTS
                                  July 31, 1999
                                                                       MARKET
    SHARES                                                             VALUE
----------------                                                   ------------

COMMON STOCKS - 99.91%
ADVERTISING/MARKETING - 10.51%
          2,400   Advanced Marketing Services, Inc.............    $      39,000
          1,400 + ADVO, Inc....................................           26,775
          1,900   INTRAV, Inc..................................           38,712
                                                                   -------------
                                                                         104,487
                                                                   -------------
APPAREL MANUFACTURERS- 3.08%
          1,800   Oshkosh B'Gosh, Inc..........................           30,600
                                                                   -------------

AUTO & AUTOMOTIVE PRODUCTS- 7.89%
          1,200 + Strattec Security Corporation................           42,750
          1,500 + Tower Automotive, Inc........................           35,719
                                                                   -------------
                                                                          78,469
                                                                   -------------
BUILDING & CONSTRUCTION - 16.70%
          1,300 + Champion Enterprises, Inc....................           17,794
          1,900 + Dayton Superior Corporation..................           38,475
          1,700   MDC Holdings, Inc............................           35,275
            800 + NVR, Inc.....................................           45,000
          1,300   Pulte Corporation............................           29,494
                                                                   -------------
                                                                         166,038
                                                                   -------------

CAPITAL EQUIPMENT - 2.75%
            800 + Astec Industries, Inc........................           27,300
                                                                   -------------

COMMERCIAL SERVICES - 1.99%
          2,100 + Personnel Group of America, Inc..............           19,819
                                                                   -------------

COMPUTER AND RELATED - 6.70%
          1,800 + Anixter International, Inc...................           35,550
          2,100 + CHS Electronics, Inc.........................            8,006
          1,600 + Pomeroy Computer Resources, Inc............             23,100
                                                                   -------------
                                                                          66,656
                                                                   -------------

CONSUMER CYCLICALS - 12.80%
          1,300 + Furniture Brands International, Inc..........           35,100
          3,300   The Rowe Companies...........................           37,331
          2,400 + SCP Pool Corporation.........................           54,900
                                                                   -------------
                                                                         127,331
                                                                   -------------

CONSUMER STAPLE - 7.24%
          1,600 + Ben & Jerry's Homemade, Inc - Class A......             33,600
          1,600 + J & J Snack Foods Corporation................           38,400
                                                                   -------------
                                                                          72,000
                                                                   -------------

                              ALPHA ANALYTIC FUNDS
                       ALPHA ANALYTIC SMALL CAP QUANT FUND
                             SCHEDULE OF INVESTMENTS
                                  July 31, 1999
                                   (Continued)
                                                                      MARKET
    SHARES                                                            VALUE
----------------                                                   -------------

ELECTRICAL EQUIPMENT - 2.88%
          1,600   Harmon Industries, Inc.......................           28,600
                                                                   -------------

HEALTHCARE - 3.17%
          1,500 + Res-Care, Inc................................           31,500
                                                                   -------------

INSURANCE - 2.10%
          1,200   Fidelity National Financial, Inc.............           20,925
                                                                   -------------

MEDICAL AND RELATED - 6.69%
          1,200 + Maxxim Medical, Inc..........................           28,050
          1,300 + Syncor International Corporation (Del).......           38,513
                                                                   -------------
                                                                          66,563
                                                                   -------------

RETAIL - 3.30%
          2,100 + Brookstone, Inc..............................           32,812
                                                                   -------------

TRANSPORTATION - 12.11%
            800 + Alaska Air Group, Inc........................           35,500
          2,000 + Covenant Transport, Inc......................           35,250
          1,600   Expeditors International of Washington, Inc..           49,700
                                                                   -------------
                                                                         120,450
                                                                   -------------

                  TOTAL COMMON STOCK
                  (Cost $1,094,790)                                      993,550
                                                                   -------------

SHORT TERM INVESTMENTS - 0.19%
          1,876   Firstar Treasury Fund........................
                  (Cost $1,876)                                            1,876
                                                                   -------------



                  TOTAL INVESTMENTS
                  (Cost $1,096,666).....................100.10%          995,426

                  Liabilities in excess of other assets..(0.10)%         (1,032)
                                                        --------   -------------

                  TOTAL NET ASSETS...................... 100.00%   $     994,394
                                                        =======    =============

                              ALPHA ANALYTIC FUNDS
                       ALPHA ANALYTIC SMALL CAP QUANT FUND
                             SCHEDULE OF INVESTMENTS
                                  July 31, 1999
                                   (Continued)



(1) Federal Tax Information: At July 31, 1999 the net unrealized appreciation based on cost for Federal Income tax purposes of
    $1,096,666 was as follows:
           Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost.................$53,642
           Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value................(154,882)
                                                                      ----------

           Net unrealized depreciation................................$(101,240)
                                                                      ==========

+   Non-income producing security



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                              ALPHA ANALYTIC FUNDS
                       STATEMENT OF ASSETS AND LIABILITIES
                                  July 31, 1999



                                                                         SMALL CAP
                                                          VALUE            QUANT
                                                         PORTFOLIO       PORTFOLIO
                                                 -----------------------------------

ASSETS:
Investments in securities, at value (Cost $1,946,869
       and $1,096,666, respectively) (Note 2) ........   $ 2,082,990   $   995,426
Cash .................................................       311,522             0
Receivable for securities sold .......................        17,124             0
Dividends and interest receivable ....................           244            91
                                                         -----------   -----------
                                                         -----------   -----------
       TOTAL ASSETS ..................................     2,411,880       995,517
                                                         -----------   -----------

LIABILITIES:
Payable for securities purchased .....................        24,265             0
Accrued expenses  (Note 3) ...........................         2,366         1,123
                                                                       -----------
       TOTAL LIABILITIES .............................        26,631         1,123
                                                         -----------   -----------

       NET ASSETS ....................................   $ 2,385,249   $   994,394
                                                         ===========   ===========

NET ASSETS CONSIST OF:
       Additional paid in capital  (Note 6) ..........   $ 2,122,711   $ 1,095,634
       Undistributed net investment income (Note 6) ..         1,162             0
       Accumulated undistributed net realized
         gain from investment transactions (Note 6) ..       125,255             0
       Net unrealized appreciation (depreciation) on
         investments .................................       136,121      (101,240)
                                                         -----------   -----------
       NET ASSETS ....................................   $ 2,385,249   $   994,394
                                                         ===========   ===========

Net asset value, redemption price per share
       ($2,385,249/200,105 and $994,394/112,208 shares
        of capital stock outstanding, respectively)
       (Note 4) ......................................   $     11.92   $      8.86
                                                         ===========   ===========






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                              ALPHA ANALYTIC FUNDS
                             STATEMENT OF OPERATIONS
           For the period January 1, 1999 (Commencement of operations)
                                to July 31, 1999



                                                                       SMALL CAP
                                                         VALUE           QUANT
                                                       PORTFOLIO       PORTFOLIO
                                                       -----------    ----------

INVESTMENT INCOME:
Dividends ............................................   $   9,279    $   1,754
Interest .............................................       4,094          470
                                                         ---------    ---------
                                                            13,373        2,224
EXPENSES:
Investment advisory fee (Note 3) .....................      14,090        7,782
Trustees fees ........................................       9,000        9,000
                                                         ---------    ---------
        TOTAL EXPENSES ...............................      23,090       16,782

Less:  Expense reimbursement and waivers (Note 3) ....     (10,879)     (10,038)
                                                         ---------    ---------
        NET EXPENSES .................................      12,211        6,744
                                                         ---------    ---------

        NET INVESTMENT INCOME (LOSS) .................       1,162       (4,520)
                                                         ---------    ---------

NET REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS
(Note 2)
Net realized gain from investment
        transactions .................................     125,255          470
Unrealized appreciation (depreciation) of
        investments for the period ...................     136,121     (101,240)
                                                         ---------    ---------
Net realized and unrealized gain (loss)
        on investments ...............................     261,376     (100,770)
                                                         ---------    ---------
Net increase (decrease) in net assets resulting
        from operations ..............................   $ 262,538    $(105,290)
                                                         =========    =========





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                              ALPHA ANALYTIC FUNDS
                       STATEMENT OF CHANGES IN NET ASSETS
           For the period January 1, 1999 (Commencement of operations)
                                to July 31, 1999


                                                                                SMALL CAP
                                                                     VALUE        QUANT
                                                                   PORTFOLIO    PORTFOLIO
                                                                 -------------------------



INCREASE IN NET ASSETS FROM OPERATIONS:

Net investment income (gain/loss) .............................   $    1,162   $   (4,520)
Net realized gain from investment transactions ................      125,255          470
Unrealized appreciation (depreciation) for the period .........      136,121     (101,240)
                                                                  ----------   ----------

Net increase (decrease) in net assets resulting from operations      262,538     (105,290)
                                                                  ----------   ----------


DISTRIBUTIONS PAID TO SHAREHOLDERS:

Distributions from net investment income ......................            0            0
Distributions from net gain on investments ....................            0            0

CAPITAL SHARE TRANSACTIONS (NOTE 4) ...........................    2,071,711    1,048,684
                                                                  ----------   ----------

NET INCREASE IN NET ASSETS ....................................    2,334,249      943,394

NET ASSETS:
Beginning of period ...........................................       51,000       51,000
                                                                  ----------   ----------


End of period .................................................   $2,385,249   $  994,394
                                                                  ==========   ==========







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                              ALPHA ANALYTIC FUNDS
                         ALPHA ANALYTIC VALUE PORTFOLIO
                              FINANCIAL HIGHLIGHTS
              (For a fund share outstanding throughout each period)


                                                                   For the period
                                                                  January 1, 1999
                                                            (Commencement of operations)
                                                                         to
                                                                   July 31, 1999
                                                            -----------------------------

Net asset value, beginning of period ...........................      $   10.00
                                                                      ---------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income ..........................................           0.01
Net realized and unrealized gain on
     investments ...............................................           1.91
                                                                      ---------
TOTAL FROM INVESTMENT OPERATIONS ...............................           1.92
                                                                      ---------

LESS DISTRIBUTIONS
Dividends from net investment income ...........................           0.00
Distribution from realized gains from security
     transactions ..............................................           0.00
                                                                      ---------
TOTAL DISTRIBUTIONS ............................................           0.00
                                                                      ---------



NET ASSET VALUE, END OF PERIOD .................................      $   11.92
                                                                      =========

Total return* ..................................................          19.20%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (in 000's) ............................          2,385
Ratio of expenses to average net assets,
     before reimbursement ......................................           2.45% **
Ratio of expenses to average net assets,
     net of reimbursement ......................................            1.3% **
Ratio of net investment income (loss) to average net
     assets before reimbursement ...............................          (1.03)% **
Ratio of net investment income to average net assets,
     net of reimbursement ......................................            0.12% **
Portfolio turnover rate ........................................           32.98%




* Based on net asset value per share ** Ratios for this period of operations are annualized.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                              ALPHA ANALYTIC FUNDS
                    ALPHA ANALYTIC SMALL CAP QUANT PORTFOLIO
                              FINANCIAL HIGHLIGHTS
              (FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                                                    For the period
                                                                   January 1, 1999
                                                             (Commencement of operations)
                                                                          to
                                                                    July 31, 1999
                                                             -----------------------------

Net asset value, beginning of period ..........................     $    10.00
                                                                    ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income .........................................          (0.04)
Net realized and unrealized gain on
     investments ..............................................          (1.10)
                                                                    ----------
TOTAL FROM INVESTMENT OPERATIONS ..............................          (1.14)
                                                                    ----------

LESS DISTRIBUTIONS
Dividends from net investment income ..........................           0.00
Distribution from realized gains from security
     transactions .............................................           0.00
                                                                    ----------
TOTAL DISTRIBUTIONS ...........................................           0.00
                                                                    ----------



NET ASSET VALUE, END OF PERIOD ................................     $     8.86
                                                                    ==========

Total return* .................................................         (11.40)%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (in 000's) ...........................            994
Ratio of expenses to average net assets,
     before reimbursement .....................................           3.23% **
Ratio of expenses to average net assets,
     net of reimbursement .....................................           1.3% **
Ratio of net investment income (loss) to average
     net assets, before reimbursement .........................          (2.80)% **
Ratio of net investment income (loss) to average
     net assets, net of reimbursement .........................         (0.87)% **

Portfolio turnover rate .......................................           3.90%


*  Based on net asset value per share
** Ratios for this period of operations are annualized.








    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS

                            THE ALPHA ANALYTICS FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                  JULY 31, 1999


NOTE 1. ORGANIZATION

     Alpha Analytics Value Fund and Alpha Analytics Quant Fund (each a "Fund" or collectively the "Funds") were organized as series of Alpha Analytics Investment Trust, an Ohio business trust (the "Trust") on August 18, 1998 and commenced operations on January 1, 1999. The Trust is an open-end, diversified management investment company under the Investment Company Act of 1940, authorized to issue an unlimited number of shares of capital stock , and each share represents an undivided, proportionate interest in each Fund, each with its own investment objectives and policies.

    Both Funds' investment objective is to provide shareholders with long term capital appreciation. The Value Fund seeks to achieve its objective by pursuing a relative value philosophy, investing in stocks of companies that possess above-average financial characteristics and that are attractively priced relative to the market and to the prices at which stocks have sold on a historical basis. The Quant Fund seeks to achieve its objective by investing in stocks which have characteristics empirically associated with growth in share price. It is anticipated that the Quant Fund will invest primarily in equity securities of U.S. and Canadian companies with smaller market capitalizations.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from these estimates.

      SECURITY VALUATION-Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price on such exchanges, or at the last bid price in the over-the-counter market except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. Securities for which market quotations are not readily available, or when the Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, are valued as determined in good faith by the Adviser, subject to review by the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by an independent pricing service which uses prices based upon yields or prices of comparable securities, indications as to values from dealers, and general market conditions, when the Adviser believes such prices accurately reflect the fair market value of the security.

      Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

      FEDERAL INCOME TAXES- The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any realized capital gain. Therefore, no federal income tax provision is required.

                            THE ALPHA ANALYTICS FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                  JULY 31, 1999



      DIVIDENDS AND DISTRIBUTIONS-Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. Each Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year. Income and capital gain distributions to shareholders are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to differing treatments for net operating losses and deferral of wash sale losses.


     ORGANIZATION EXPENSES- During its organization and initial registration with the Securities and Exchange Commission (the "SEC"), the Funds incurred organization expenses. The Adviser was obligated to incur these expenses.

      SECURITY TRANSACTIONS- The Funds follow industry practice and records security transactions on the trade date. The first in first out identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the life of the respective securities.


NOTE 3. INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

     The Trust retains Alpha Analytics Investment Group, LLC (the "Adviser"), to manage the assets of each Fund. Under the terms of the agreement, a monthly fee is paid to the Adviser at an annual rate of 1.50% of the average daily net assets of each Fund. The Adviser pays all of the operating expenses for each of the Funds except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. Through November 30, 1999, the Adviser has agreed to waive 0.20% of average net assets from its fees so that the fee would be 1.30% of average daily net assets.

     For the year ended July 31, 1999, the Adviser earned advisory fees of $18,956. The Advisor earned $12,211 from the Value Portfolio, and $6,745 from the Small Cap Quant Portfolio, respectively. For this same time period, the Adviser paid all fees and expenses relating to non-interested person trustees, and will not seek reimbursement from the Funds.

     The Advisor has entered into a sub-advisory agreement with Cambiar Investors, Inc. to serve as the sub-advisor to the Value Fund.

     The Trust has an agreement with American Data Services, Inc. (the "Administrator") to provide shareholder servicing , fund accounting and administrative services to the Funds. The services to be provided under the agreements include day-to-day administration of matters related to the corporate existence of the Funds (other than rendering investment advice), maintenance of its records, preparation of reports, supervision of the Fund's arrangement with its custodian and assistance in the preparation of the Fund's registration statement under federal and state laws. For its services as Administrator and Transfer Agent, American Data Services, Inc. receives a monthly fee from the Adviser equal to an annual average rate based upon assets and the number of shareholder accounts serviced subject to an annual minimum fee of $43,200 per Fund.

                            THE ALPHA ANALYTICS FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                  JULY 31, 1999


     Certain officers and trustees of the Funds are also officers and owners of Alpha Analytics Investment Group, L.L.C. and American Data Services. Beneficial ownership of more than 25% of the voting securities of the Funds creates a presumption of control of this Fund under Section 2(a)(9) of the Investment Company Act of 1940. As of July 31, 1999 Robert Gipson, President of the Fund, and Wildwood Enterprises each owned more than 25% of the Funds.

     The Trust has an agreement with ADS Distributors, Inc. (the "Distributor") to act as the principal distributor of the Funds' shares. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Adviser.



NOTE 4. FUND SHARE TRANSACTIONS

     At July 31, 1999 there were an unlimited number of shares of capital stock authorized. Paid in capital at July 31, 1999 was $2,122,711 and $1,095,634, respectively. Transactions in capital stock were as follows:



                                         VALUE PORTFOLIO      SMALL CAP QUANT PORTFOLIO


                                         FOR THE PERIOD           FOR THE PERIOD
                                        JANUARY 1, 1999          JANUARY 1, 1999
                                       (COMMENCEMENT OF        (COMMENCEMENT OF
                                          OPERATIONS)             OPERATIONS)
                                        TO JULY 31,1999         TO JULY 31, 1998


                                     Shares     Amount          Shares     Amount
----------------------------------------------------------------------------------
Shares sold ..................      195,006   $2,071,723      107,108   $1,048,684

Shares issued for reinvestment
 dividends and distribution
  from realized gains ........            0            0            0            0

Shares redeemed ..............           (1)         (12)          (0)          (0)

                                    -------   ----------      -------   ----------



Net increase .................      195,005   $2,071,711      107,108   $ 1,048,68
                                    =======   ==========      =======   ==========


                            THE ALPHA ANALYTICS FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                  JULY 31, 1999


NOTE 5. INVESTMENTS

                                                               VALUE        SMALL CAP
                                                             PORTFOLIO   QUANT PORTFOLIO

Purchases of investment securities                          $ 2,242,695    $ 1,131,674
                                                            ===========    ===========

Sales of investment securities                              $   528,081    $    37,355
                                                            ===========    ===========

Accumulated unrealized appreciation-January 1, 1999         $         0    $         0

         Add:  Gross unrealized appreciation                    256,330         53,642

         Less:  Gross unrealized depreciation                  (120,209)      (154,882)
                                                            -----------    -----------

Accumulated unrealized appreciation-July 31, 1999           $   136,121    $  (101,240)
                                                            ===========    ===========

Aggregate cost of securities, Federal income tax purposes   $ 1,946,869    $ 1,096,666
                                                            ===========    ===========



NOTE 6.  RECLASSIFICATIONS

     In accordance with SOP 93-2, the Alpha Analytic Small Cap Quant Fund has recorded a reclassification in the capital accounts. As of July 31, 1999 the Fund recorded permanent book/tax differences of ($4520), from undistributed net investment income to realized capital gains and paid in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders.

                          INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees
Alpha Analytics Funds


We have audited the accompanying statement of assets and liabilities of the Alpha Analytics Funds (comprising, respectively, the Alpha Analytics Value Fund and the Alpha Analytics Small Cap Quant Fund), including the schedule of portfolio investments, as of July 31, 1999, and the related statement of operations, statement of changes in net assets and financial highlights for the period from January 1, 1999 (commencement of operations) to July 31, 1999 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of July 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Alpha Analytics Funds as of July 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the period from January 1, 1999 (commencement of operations) to July 31, 1999 in the period then ended, in conformity with generally accepted accounting principles.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
August 23, 1999

INVESTMENT ADVISER                          INVESTMENT SUB-ADVISER (TO THE
ALPHA ANALYTICS INVESTMENT GROUP, LLC       VALUE FUND)
1901 Avenue of the Stars, Suite 1100        Cambiar Investors, Inc.
Los Angeles, CA  90067                      8400 East Prentice Avenue, Suite 460
                                            Englewood, CO 80111



LEGAL COUNSEL                               ADMINISTRATOR
Brown, Cummins & Brown Co., L.P.A.          American Data Services, Inc.
3500 Carew Tower, 441 Vine Street           150 Motor Parkway
Cincinnati, OH  45202                       Hauppauge, New York  11788-5108



CUSTODIAN                                   DISTRIBUTOR
Firstar Bank                                ADS Distributor, Inc.
425 Walnut Street, M.L. 6118                150 Motor Parkway
Cincinnati, Ohio  45202                     Hauppauge, New York  11788-5108



TRANSFER AGENT (ALL PURCHASES AND           INDEPENDENT AUDITORS
ALL REDEMPTION REQUESTS)                    McCurdy & Associates, CPA's
American Data Services, Inc.                27955 Clemens Road
P.O. Box 5536                               Westlake, Ohio  44145
Hauppauge, New York  11788-0132





This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.